Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1,4)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2,4)	Value of Initial Fixed $100 Investment Based On:		Net Income (In $M)	Pre-Tax Margin
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2024	$5,426,566	$6,219,391	$1,829,348	$2,057,545	193.81	201.73	$73.30	4.60%
2023	$4,162,926	$5,062,657	$1,480,871	$1,736,423	163.93	161.31	$30.40	2.70%
2022	$3,940,313	$(1,589,146)	$1,722,672	$153,723	114.37	117.11	$162.30	7.60%
2021	$5,147,655	$10,064,576	$2,132,088	$3,589,953	206.56	123.24	$323.20	13.10%
2020	$4,037,845	$5,933,605	$1,557,325	$2,381,666	122.55	94.84	$154.90	9.50%

(1)      Mr. Eppinger was the CEO for 2020, 2021, 2022, 2023, and 2024.

(2)      Messrs. Hisey, Lessack, and John Killea, and Ms. Tara Smith were non-CEO NEOs for 2020, 2021, and 2022. Mr. Hisey, Mr. Lessack, Ms. Smith, and Ms. Giddens were non-CEO NEOs for 2023. Mr. Hisey, Mr. Lessack, Ms. Giddens, and Mr. Rable were non-CEO NEOs for 2024.

(3)      Peer Group used in 2024 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2025 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2024 and the criteria used to make such determinations.

Peer Group used in 2023 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2024 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2023 and the criteria used to make such determinations.

Peer Group used in 2022 calculations, for fiscal year ended December 31, 2022, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

State Auto Financial Corporation was removed from the 2022 peer group since it was taken private and is no longer publicly traded.

Peer Group used in 2021 calculations, for fiscal year ended December 31, 2021, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	Old Republic International Corporation
Argo Group International Holdings, Ltd.	ProAssurance Corporation
CNO Financial Group, Inc.	Radian Group Inc.
Employers Holdings, Inc.	RLI Corp.
Enstar Group Limited	Safety Insurance Group, Inc.
First American Financial Corporation	Selective Insurance Group, Inc.
Hilltop Holdings Inc.	State Auto Financial Corporation
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

National General Holdings Corporation was removed from the 2021 peer group, as it was acquired and is no longer publicly traded.

Peer Group used in 2020 calculations, for fiscal year ended December 31, 2020, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	National General Holdings Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	State Auto Financial Corporation
James River Group Holdings, Ltd.	The Hanover Insurance Group, Inc.
Mercury General Corporation	United Fire Group, Inc.

(4)      The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.

	2024		2023		2022		2021		2020
Adjustments	CEO	Average non-CEO NEOs	CEO	Average non-CEO NEOs	CEO	Average non-CEO NEOs	CEO	Average non-CEO NEOs	CEO	Average non-CEO NEOs
Summary Compensation Table Total	$5,426,566	$1,829,348	$4,162,926	$1,480,871	$3,940,313	$1,722,672	$5,147,655	$2,132,088	$4,037,845	$1,557,325
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,489,672	$764,037	$2,144,190	$602,729	$2,144,198	$786,920	$1,583,464	$533,345	$764,982	$197,905
(-) Grant Date Fair Value of Option Awards Granted in FY	$0	$0	$0	$0	$0	$58,070	$406,440	$120,859	$763,085	$197,429
(+) Stock Awards Granted in CFY and Unvested as of end of CFY	$2,734,830	$839,272	$3,080,733	$865,990	$1,422,695	$522,129	$2,371,330	$798,715	$930,446	$240,712
(+) Option Awards Granted in CFY and Unvested as of end of CFY	$0	$0	$0	$0	$0	$0	$1,254,522	$373,045	$2,381,299	$616,102
(+) Stock Awards Granted in Prior Years and Unvested as of end of CFY	$436,012	$118,462	$(685,382)	$(141,837)	$(1,154,548)	$(334,147)	$866,847	$141,439	$112,081	$65,028
(+) Option Awards Granted in Prior Years and Unvested as of end of CFY	$0	$0	$221,475	$51,955	$(2,806,312)	$(751,583)	$2,471,764	$639,508	$0	$0
(+) Stock Awards Granted in Prior Years and Vested during CFY	$69,646	$21,558	$24,358	$3,704	$(500,682)	$(67,164)	$(1,475)	$173,892	$0	$297,834
(+) Option Awards Granted in Prior Years and Vested during CFY	$42,009	$12,942	$402,738	$78,469	$(346,414)	$(93,194)	$(56,163)	$(14,531)	$0	$0
= Compensation Actually Paid	$6,219,391	$2,057,545	$5,062,657	$1,736,423	$(1,589,146)	$153,723	$10,064,576	$3,589,953	$5,933,605	$2,381,666

Peer Group Issuers, Footnote

(3)      Peer Group used in 2024 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2025 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2024 and the criteria used to make such determinations.

Peer Group used in 2023 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2024 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2023 and the criteria used to make such determinations.

Peer Group used in 2022 calculations, for fiscal year ended December 31, 2022, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

State Auto Financial Corporation was removed from the 2022 peer group since it was taken private and is no longer publicly traded.

Peer Group used in 2021 calculations, for fiscal year ended December 31, 2021, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	Old Republic International Corporation
Argo Group International Holdings, Ltd.	ProAssurance Corporation
CNO Financial Group, Inc.	Radian Group Inc.
Employers Holdings, Inc.	RLI Corp.
Enstar Group Limited	Safety Insurance Group, Inc.
First American Financial Corporation	Selective Insurance Group, Inc.
Hilltop Holdings Inc.	State Auto Financial Corporation
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

National General Holdings Corporation was removed from the 2021 peer group, as it was acquired and is no longer publicly traded.

Peer Group used in 2020 calculations, for fiscal year ended December 31, 2020, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	National General Holdings Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	State Auto Financial Corporation
James River Group Holdings, Ltd.	The Hanover Insurance Group, Inc.
Mercury General Corporation	United Fire Group, Inc.

PEO Total Compensation Amount	[1]	$ 5,426,566	$ 4,162,926	$ 3,940,313	$ 5,147,655	$ 4,037,845
PEO Actually Paid Compensation Amount	[1],[2]	6,219,391	5,062,657	(1,589,146)	10,064,576	5,933,605
Non-PEO NEO Average Total Compensation Amount	[3]	1,829,348	1,480,871	1,722,672	2,132,088	1,557,325
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 2,057,545	1,736,423	153,723	3,589,953	2,381,666
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company-selected performance measures
Pre-Tax Margin
Company Total Revenue
Title Segment Operating Revenue
Title Market Share
Diluted EPS
Employee Engagement

Total Shareholder Return Amount		$ 193.81	163.93	114.37	206.56	122.55
Peer Group Total Shareholder Return Amount	[4]	201.73	161.31	117.11	123.24	94.84
Net Income (Loss)		$ 73.3	$ 30.4	$ 162.3	$ 323.2	$ 154.9
Company Selected Measure Amount		4.6	2.7	7.6	13.1	9.5
PEO Name		Mr. Eppinger	Mr. Eppinger	Mr. Eppinger	Mr. Eppinger	Mr. Eppinger
Measure:: 1
Pay vs Performance Disclosure
Name		Pre-Tax Margin
Measure:: 2
Pay vs Performance Disclosure
Name		Company Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Title Segment Operating Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Title Market Share
Measure:: 5
Pay vs Performance Disclosure
Name		Diluted EPS
Measure:: 6
Pay vs Performance Disclosure
Name		Employee Engagement
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,426,566	$ 4,162,926	$ 3,940,313	$ 5,147,655	$ 4,037,845
PEO Actually Paid Compensation Amount		6,219,391	5,062,657	(1,589,146)	10,064,576	5,933,605
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,829,348	1,480,871	1,722,672	2,132,088	1,557,325
Non-PEO NEO Average Compensation Actually Paid Amount		2,057,545	1,736,423	153,723	3,589,953	2,381,666
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,489,672	2,144,190	2,144,198	1,583,464	764,982
PEO [Member] | Grant Date Fair Value of Option Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	406,440	763,085
PEO [Member] | Stock Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,734,830	3,080,733	1,422,695	2,371,330	930,446
PEO [Member] | Option Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	1,254,522	2,381,299
PEO [Member] | Stock Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		436,012	(685,382)	(1,154,548)	866,847	112,081
PEO [Member] | Option Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	221,475	(2,806,312)	2,471,764	0
PEO [Member] | Stock Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		69,646	24,358	(500,682)	(1,475)	0
PEO [Member] | Option Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		42,009	402,738	(346,414)	(56,163)	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		764,037	602,729	786,920	533,345	197,905
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	58,070	120,859	197,429
Non-PEO NEO [Member] | Stock Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		839,272	865,990	522,129	798,715	240,712
Non-PEO NEO [Member] | Option Awards Granted in CFY and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	373,045	616,102
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		118,462	(141,837)	(334,147)	141,439	65,028
Non-PEO NEO [Member] | Option Awards Granted in Prior Years and Unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	51,955	(751,583)	639,508	0
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,558	3,704	(67,164)	173,892	297,834
Non-PEO NEO [Member] | Option Awards Granted in Prior Years and Vested during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 12,942	$ 78,469	$ (93,194)	$ (14,531)	$ 0

[1]	Mr. Eppinger was the CEO for 2020, 2021, 2022, 2023, and 2024.
[2]	The following table reflects the adjustments made to the Summary Compensation Table to determine Compensation Actually Paid.
[3]	Messrs. Hisey, Lessack, and John Killea, and Ms. Tara Smith were non-CEO NEOs for 2020, 2021, and 2022. Mr. Hisey, Mr. Lessack, Ms. Smith, and Ms. Giddens were non-CEO NEOs for 2023. Mr. Hisey, Mr. Lessack, Ms. Giddens, and Mr. Rable were non-CEO NEOs for 2024.
[4]	Peer Group used in 2024 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2025 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2024 and the criteria used to make such determinations.

Peer Group used in 2023 calculations is the group of companies disclosed in the “Pay Comparator Group” section of the CD&A portion of the 2024 Stewart Information Services Corp. proxy filing, which discusses the companies that were added and removed from the peer group in 2023 and the criteria used to make such determinations.

Peer Group used in 2022 calculations, for fiscal year ended December 31, 2022, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

State Auto Financial Corporation was removed from the 2022 peer group since it was taken private and is no longer publicly traded.

Peer Group used in 2021 calculations, for fiscal year ended December 31, 2021, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	Old Republic International Corporation
Argo Group International Holdings, Ltd.	ProAssurance Corporation
CNO Financial Group, Inc.	Radian Group Inc.
Employers Holdings, Inc.	RLI Corp.
Enstar Group Limited	Safety Insurance Group, Inc.
First American Financial Corporation	Selective Insurance Group, Inc.
Hilltop Holdings Inc.	State Auto Financial Corporation
Horace Mann Educators Corporation	The Hanover Insurance Group, Inc.
James River Group Holdings, Ltd.	United Fire Group, Inc.
Mercury General Corporation

National General Holdings Corporation was removed from the 2021 peer group, as it was acquired and is no longer publicly traded.

Peer Group used in 2020 calculations, for fiscal year ended December 31, 2020, below:

American Equity Investment Life Holding Company	MGIC Investment Corporation
American National Insurance Company	National General Holdings Corporation
Argo Group International Holdings, Ltd.	Old Republic International Corporation
CNO Financial Group, Inc.	ProAssurance Corporation
Employers Holdings, Inc.	Radian Group Inc.
Enstar Group Limited	RLI Corp.
First American Financial Corporation	Safety Insurance Group, Inc.
Hilltop Holdings Inc.	Selective Insurance Group, Inc.
Horace Mann Educators Corporation	State Auto Financial Corporation
James River Group Holdings, Ltd.	The Hanover Insurance Group, Inc.
Mercury General Corporation	United Fire Group, Inc.